Financial Information of Guarantor Subsidiaries (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Information Related to Subsidiaries
Revenues	$ 562,400	$ 537,042	$ 479,893	$ 384,997	$ 421,496	$ 402,392	$ 400,411	$ 338,744	$ 1,964,332	$ 1,563,043	$ 1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	293,596	285,124	250,667	217,022	240,149	216,564	211,214	180,565	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	67,264	61,807	60,020	55,824	55,157	53,524	51,238	48,178	244,915	208,097	193,992
General and administrative expenses									376,619	332,602	243,988
Reduction in value of assets											212,527
Income (loss) from operations									296,389	173,852	(81,396)
Other income (expense):
Interest expense, net of amounts capitalized									(72,994)	(56,480)	(49,702)
Interest income									6,226	5,135	926
Intercompany interest income (expense)									0
Other income (expense)									(822)	825	571
Earnings (losses) from equity-method investments, net									16,394	8,245	(22,600)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									245,193	131,577	(188,687)
Income taxes									85,804	45,431	(68,147)
Net income (loss) from continuing operations									159,389	86,146	(120,540)
Discontinued operations, net of income tax									(16,835)	(4,329)	18,217
Net income (loss)									142,554	81,817	(102,323)
Parent [Member]
Financial Information Related to Subsidiaries
General and administrative expenses									683	322	(184)
Income (loss) from operations									(683)	(322)	184
Other income (expense):
Earnings (losses) from consolidated subsidiaries									218,198	119,801	(168,312)
Income (loss) from continuing operations before income taxes									217,515	119,479	(168,128)
Income taxes									81,533	39,722	(76,443)
Net income (loss) from continuing operations									135,982	79,757	(91,685)
Discontinued operations, net of income tax									6,572	2,060	(10,638)
Net income (loss)									142,554	81,817	(102,323)
Issuer [Member]
Financial Information Related to Subsidiaries
Depreciation, depletion, amortization and accretion									523	515	476
General and administrative expenses									79,672	98,220	60,013
Income (loss) from operations									(80,195)	(98,735)	(60,489)
Other income (expense):
Interest expense, net of amounts capitalized									(72,414)	(53,716)	(48,707)
Interest income									1,097	150	87
Intercompany interest income (expense)									26,673	15,883
Other income (expense)									(1,005)	825	571
Earnings (losses) from consolidated subsidiaries									330,553	255,257	(448)
Earnings (losses) from equity-method investments, net									15,180	985	(21,631)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									219,889	120,649	(167,103)
Net income (loss) from continuing operations									219,889	120,649	(167,103)
Discontinued operations, net of income tax									(1,691)	(848)	(1,209)
Net income (loss)									218,198	119,801	(168,312)
Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Revenues									1,624,945	1,295,946	1,178,883
Cost of services, rentals, and sales (exclusive of items shown separately below)									817,551	687,519	688,766
Depreciation, depletion, amortization and accretion									200,614	169,528	171,902
General and administrative expenses									230,972	181,234	154,376
Reduction in value of assets											212,527
Income (loss) from operations									375,808	257,665	(48,688)
Other income (expense):
Interest expense, net of amounts capitalized									(43)	(216)
Interest income									4,536	4,459	670
Other income (expense)									183
Earnings (losses) from consolidated subsidiaries									2,621	3,555	2,911
Income (loss) from continuing operations before income taxes									383,105	265,463	(45,107)
Net income (loss) from continuing operations									383,105	265,463	(45,107)
Discontinued operations, net of income tax									(21,564)	(5,387)	30,147
Net income (loss)									361,541	260,076	(14,960)
Non-Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Revenues									406,843	337,526	185,048
Cost of services, rentals, and sales (exclusive of items shown separately below)									295,998	231,082	106,054
Depreciation, depletion, amortization and accretion									43,778	38,054	21,614
General and administrative expenses									65,608	53,146	29,783
Income (loss) from operations									1,459	15,244	27,597
Other income (expense):
Interest expense, net of amounts capitalized									(537)	(2,548)	(995)
Interest income									593	526	169
Intercompany interest income (expense)									(26,673)	(15,883)
Earnings (losses) from equity-method investments, net									1,214	7,260	(969)
Income (loss) from continuing operations before income taxes									(23,944)	4,599	25,802
Income taxes									4,271	5,709	8,296
Net income (loss) from continuing operations									(28,215)	(1,110)	17,506
Discontinued operations, net of income tax									(152)	(154)	(83)
Net income (loss)									(28,367)	(1,264)	17,423
Consolidation, Eliminations [Member]
Financial Information Related to Subsidiaries
Revenues									(67,456)	(72,136)	(43,290)
Cost of services, rentals, and sales (exclusive of items shown separately below)									(67,140)	(71,816)	(43,290)
General and administrative expenses									(316)	(320)
Other income (expense):
Earnings (losses) from consolidated subsidiaries									(551,372)	(378,613)	165,849
Income (loss) from continuing operations before income taxes									(551,372)	(378,613)	165,849
Net income (loss) from continuing operations									(551,372)	(378,613)	165,849
Net income (loss)									$ (551,372)	$ (378,613)	$ 165,849